Note 3 - Investment Securities Available For Sale (Detail) - Amortized Cost and Fair Values of Securities Available for Sale (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for Sale Securities Amortized Cost	$ 186,305,000	$ 187,097,000
Available for Sale Securities Gross Unrealized Gains	8,427,000	7,104,000
Available for Sale Securities Gross Unrealized Losses	(260,000)	(224,000)
Available for Sale Securities Fair Value	194,472,000	193,977,000
Taxable [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for Sale Securities Amortized Cost	6,888,000	8,207,000
Available for Sale Securities Gross Unrealized Gains	738,000	766,000
Available for Sale Securities Fair Value	7,626,000	8,973,000
Tax-exempt [Member] | US States and Political Subdivisions Debt Securities [Member]
Available for Sale Securities Amortized Cost	80,391,000	75,807,000
Available for Sale Securities Gross Unrealized Gains	4,683,000	3,681,000
Available for Sale Securities Gross Unrealized Losses	(104,000)	(61,000)
Available for Sale Securities Fair Value	84,970,000	79,427,000
US Government Agencies Debt Securities [Member]
Available for Sale Securities Amortized Cost	24,485,000	31,520,000
Available for Sale Securities Gross Unrealized Gains	566,000	427,000
Available for Sale Securities Gross Unrealized Losses	(91,000)	(14,000)
Available for Sale Securities Fair Value	24,960,000	31,933,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available for Sale Securities Amortized Cost	69,238,000	63,808,000
Available for Sale Securities Gross Unrealized Gains	1,929,000	1,819,000
Available for Sale Securities Gross Unrealized Losses	(65,000)	(54,000)
Available for Sale Securities Fair Value	71,102,000	65,573,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available for Sale Securities Amortized Cost	4,553,000	7,005,000
Available for Sale Securities Gross Unrealized Gains	511,000	411,000
Available for Sale Securities Gross Unrealized Losses		(95,000)
Available for Sale Securities Fair Value	5,064,000	7,321,000
Debt Securities [Member]
Available for Sale Securities Amortized Cost	185,555,000	186,347,000
Available for Sale Securities Gross Unrealized Gains	8,427,000	7,104,000
Available for Sale Securities Gross Unrealized Losses	(260,000)	(224,000)
Available for Sale Securities Fair Value	193,722,000	193,227,000
Equity Securities in Financial Institutions [Member]
Available for Sale Securities Amortized Cost	750,000	750,000
Available for Sale Securities Fair Value	$ 750,000	$ 750,000